Schedule of Investments – IQ Healthy Hearts ETF

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.6%
Australia - 0.4%
Ramsay Health Care Ltd.	616	$30,175

Canada - 0.5%
George Weston Ltd.	285	33,995

China - 0.4%
China Traditional Chinese Medicine Holdings Co., Ltd.	69,496	29,481

Denmark - 2.0%
Novo Nordisk A/S, Class B	1,172	137,073

France - 1.7%
Danone SA	589	32,317
Sanofi	825	81,774

Total France		114,091

Germany - 1.7%
adidas AG	179	30,626
Fresenius SE & Co. KGaA	992	25,237
Puma SE	484	32,384
Siemens Healthineers AG	573	29,225

Total Germany		117,472

Italy - 1.0%
Moncler SpA	748	37,120
Technogym SpA	4,469	31,237

Total Italy		68,357

Japan - 1.5%
Asics Corp.	2,017	38,031
Nihon Kohden Corp.	1,435	31,889
Shimano, Inc.	197	32,826

Total Japan		102,746

Malaysia - 0.5%
IHH Healthcare Bhd	22,910	32,894

Netherlands - 0.5%
Basic-Fit NV*	817	32,889

South Africa - 0.5%
Netcare Ltd.	35,017	31,949

South Korea - 0.5%
Fila Holdings Corp.	1,432	33,510

Spain - 0.8%
Fluidra SA	1,314	24,345
Laboratorios Farmaceuticos Rovi SA	526	27,353

Total Spain		51,698

Sweden - 0.9%
Getinge AB, B Shares	1,215	27,208
Thule Group AB(a)	1,101	31,663

Total Sweden		58,871

Switzerland - 5.4%
Mediclinic International PLC*	7,088	41,833
Novartis AG	3,793	325,416

Total Switzerland		367,249

Taiwan - 1.4%
Feng TAY Enterprise Co., Ltd.	5,708	31,837
Giant Manufacturing Co., Ltd.	4,102	33,429
Merida Industry Co., Ltd.	4,102	31,510

Total Taiwan		96,776

Thailand - 0.5%
Bumrungrad Hospital PCL	6,879	34,012

United Kingdom - 5.7%
AstraZeneca PLC	2,587	341,382
Frasers Group PLC*	3,970	43,311

Total United Kingdom		384,693

United States - 73.7%
Abbott Laboratories	2,959	322,058
ABIOMED, Inc.*	130	38,091
Acadia Healthcare Co., Inc.*	478	39,631
Alphabet, Inc., Class A*	3,080	358,266
Apple, Inc.	2,308	375,073
Boston Scientific Corp.*	1,056	43,349
Bristol-Myers Squibb Co.	1,576	116,277
Callaway Golf Co.*	1,570	36,031
Centene Corp.*	429	39,884
Cytokinetics, Inc.*(a)	825	34,922
Edwards Lifesciences Corp.*	457	45,947
Elevance Health, Inc.	176	83,970
Eli Lilly & Co.	1,067	351,779
Encompass Health Corp.	529	26,778
Garmin Ltd.	327	31,922
HCA Healthcare, Inc.	165	35,049
Healthcare Services Group, Inc.	2,009	28,809
Inari Medical, Inc.*	511	39,643
Ionis Pharmaceuticals, Inc.*	918	34,480
Johnson & Johnson	1,907	332,810
Kellogg Co.	495	36,590
Lantheus Holdings, Inc.*	491	37,670
LivaNova PLC*	511	32,535
Medical Properties Trust, Inc.	1,858	32,032
Medifast, Inc.	199	33,470
Medtronic PLC	984	91,040
Merck & Co., Inc.	3,710	331,451
Merit Medical Systems, Inc.*	552	31,729
Molina Healthcare, Inc.*	113	37,032
Nestle SA	2,834	346,484
NIKE, Inc., Class B	928	106,646
Peloton Interactive, Inc., Class A*	2,380	22,586
Pentair PLC	686	33,539
Penumbra, Inc.*	231	32,197
Pfizer, Inc.	6,405	323,517
Planet Fitness, Inc., Class A*	493	38,853
Pool Corp.	85	30,404

Schedule of Investments – IQ Healthy Hearts ETF (continued)

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Select Medical Holdings Corp.	1,398	$41,409
Shockwave Medical, Inc.*	198	41,764
Tenet Healthcare Corp.*	520	34,382
Thermo Fisher Scientific, Inc.	603	360,841
Under Armour, Inc., Class A*	3,339	30,919
United Therapeutics Corp.*	146	33,736
UnitedHealth Group, Inc.	681	369,334
Universal Health Services, Inc., Class B	276	31,042
Vail Resorts, Inc.	137	32,487
VF Corp.	688	30,740

Total United States		5,019,198

Total Common Stocks
(Cost $6,650,814)		6,777,129

Short-Term Investments — 0.4%

Money Market Funds — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	14,448	14,448
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	15,780	15,780
Total Short-Term Investments
(Cost $30,228)		30,228

Total Investments — 100.0%
(Cost $6,681,042)		6,807,357
Other Assets and Liabilities, Net — (0.0)%(d)		(1,915)
Net Assets — 100.0%		$6,805,442

		% of
Industry	Value	Net Assets
Health Care	$4,641,247	68.2%
Consumer Discretionary	800,963	11.8
Consumer Staples	482,856	7.1
Information Technology	375,073	5.5
Communication Services	358,266	5.2
Industrials	86,692	1.3
Real Estate	32,032	0.5
Money Market Funds	30,228	0.4
Total Investments	$6,807,357	100.0%
Other Assets and Liabilities, Net	(1,915)	(0.0	)(d)
Total Net Assets	$6,805,442	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $14,547; total market value of collateral held by the Fund was $14,708. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $260.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	Less than 0.05%.

Schedule of Investments – IQ Healthy Hearts ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$6,777,129	$–	$–	$6,777,129
Short-Term Investments:
Money Market Funds	30,228	–	–	30,228
Total Investments in Securities	$6,807,357	$–	$–	$6,807,357

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.